Weighted-Average Assumptions Used under Black-Scholes Option Pricing Model to Estimate Fair Value of Modified Award Options and Original Options on Grant Date (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Modified Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.78%
Expected life	2 years 6 months 29 days
Assumed volatility	50.49%
Expected dividends	1.38%
Fair value on grant date	$ 26.89
Original Options
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.12%
Expected life	6 months 29 days
Assumed volatility	23.89%
Expected dividends	1.38%
Fair value on grant date	$ 26.48